CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (10,644)	$ (6,411)	$ (39,886)	$ (32,641)	$ (13,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash research and development expense				4,595	3,517
Depreciation and amortization	95	87	363	279	11
Change in fair value of derivative liabilities		(1,199)	(1,541)	(580)	(174)
Share-based compensation	614	62	1,427	180	21
Unrealized foreign currency transaction (gain) loss	8		83
Accretion of discount on marketable securities	(45)
Changes in operating assets and liabilities:
Other receivables	(208)	190	(707)	(294)	(10)
Prepaid expenses and other current assets	604	131	(575)	(966)	(280)
Tax incentive receivables	(45)	(159)	(1,811)	(144)
Deposits				(53)	(150)
Accounts payable	(2,469)	(82)	2,349	(644)	671
Accrued expenses and other current liabilities	165	434	1,315	2,322	409
Deferred rent	(36)	(497)	(128)	(84)
Advance payments from collaborator		465		(929)	(470)
Net cash used in operating activities	(11,961)	(6,979)	(39,111)	(28,959)	(9,608)
Cash flows from investing activities:
Purchases of property and equipment			(27)	(830)	(232)
Purchases of marketable securities	(22,825)
Net cash used in investing activities	(22,825)		(27)	(830)	(232)
Cash flows from financing activities:
Proceeds from initial public offering of common stock, net of commissions and underwriting discounts			77,749
Payment of initial public offering costs			(3,574)
Changes in restricted cash					(30)
Cash payment for non-controlling interests			(1,175)
Net cash provided by financing activities		43,001	116,111	34,413	15,275
Net increase in cash and cash equivalents	(34,786)	36,022	76,973	4,624	5,435
Cash and cash equivalents at beginning of period	87,288	10,315	10,315	5,691	256
Cash, cash equivalents and restricted cash at beginning of period	87,338	10,365	10,365
Cash and cash equivalents at end of period	52,552		87,288	10,315	5,691
Cash, cash equivalents and restricted cash at end of period	$ 52,552	46,387	87,338	10,365
Supplemental disclosure of non-cash investing and financing activities:
Conversion of bridge units into preferred units		8,500	8,500		8,000
Conversion of preferred stock to common stock			107,018
Settlement of derivative liabilities upon issuance of preferred units		944	944		888
Issuance of tranche rights with preferred units				909	2,401
Deemed contribution of capital				2,408	1,419
Settlement of derivative liability upon issuance of bridge units				305
Issuance of contingent prepayment option with bridge units				908
Cumulative dividends on redeemable convertible preferred shares		1,236	6,146	3,441	932
Accretion of redeemable convertible preferred units and stock to redemption value			632	969	34
Accretion of redeemable convertible preferred units to redemption value		18
Accretion of bridge units to redemption value		576	576	27	2,307
Issuance of additional shares of common stock to minority investors under anti-dilution rights				980	1,459
Purchases of property and equipment included in accounts payable, accrued expenses and deferred rent					728
Deferred offering costs included in accounts payable and accrued expenses					11
Series A Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of preferred units, net of issuance costs					7,330
Bridge Units [Member]
Cash flows from financing activities:
Proceeds from issuance of bridge units				8,500	8,000
Series B Preferred Stock [Member]
Cash flows from financing activities:
Payment of initial public offering costs					$ (25)
Proceeds from issuance of preferred units, net of issuance costs				$ 25,913
Series C Preferred Stock [Member]
Cash flows from financing activities:
Payment of initial public offering costs			(176)
Proceeds from issuance of preferred units, net of issuance costs		$ 43,001	$ 43,111